ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2019
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

12.   ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations, which are included in “Other liabilities” in the Company’s consolidated balance sheets, are related to leasehold office premises that the Company is contractually obligated to restore at the end of the lease to their original condition. The movements in asset retirement obligations for the years ended March 31, 2018 and 2019, are as follows:

	Thousands of Yen
	2018	2019
Balance at beginning of year	¥49,981	¥49,800
Accretion expense	401	404
Other	(582)	—
Balance at end of year	¥49,800	¥50,204